12. Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Details
Deferred Tax Assets (Liabilities), Insurance Commissions	$ (3,769,816)	$ (3,101,272)
Deferred Tax Assets (Liabilities), Unearned Premium Reserves	1,617,672	1,273,650
Deferred Acquisition Cost Amortization	(981,719)	(816,718)
SPAE Capitalization	30,227	174,761
STAT & Tax Reserve	410,714	225,941
GAAP/STAT Premium Tax	(180,914)	(144,605)
Deferred Tax Assets (Liabilities), Unrealized Gain on Marketable Debt Securities	152,345	(1,279,422)
Deferred Tax Liabilities, Other	$ (64,881)	$ (27,701)